Note 17 - Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Subsequent Events [Text Block]
17.	SUBSEQUENT EVENTS
Management has evaluated subsequent events through May 14, 2024 and determined that there were no such events requiring recognition or disclosure in the financial statements.
22.	SUBSEQUENT EVENTS
Management has evaluated subsequent events through March 26, 2024 and determined that there were no such events requiring recognition or disclosure in the financial statements.